Leases	12 Months Ended
Sep. 30, 2021
Leases
Leases

Note 15 — Leases

Effective October 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, the Company recorded operating lease right-of-use assets and corresponding operating lease liabilities of $852,041 and $852,041, respectively with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of September 30, 2021 and 2020, the remaining average lease term was an average of 7.9 years and 2.8 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 9.3% per annum and 3.95% per annum, as of September 30, 2021 and September 30, 2020, respectively.

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	As of	As of
	September 30, 2021	September 30, 2020
Right-of-use assets under operating leases	$776,665	$278,396

Operating lease liabilities, current	155,532	94,516
Operating lease liabilities, non-current	605,793	154,372
Total operating lease liabilities	$761,325	$248,888

As of September 30, 2021, maturities of operating lease liabilities from the Company’s continuing operations were as follows:

As of
Twelve months ending September 30,	September 30, 2021
2022	$236,272
2023	156,079
2024	91,611
2025	91,611
2026	91,611
Thereafter	439,622
Total future minimum lease payments	1,106,806
Less: imputed interest	(345,481)
Total	$761,325